AMOUNTS DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
AMOUNTS DUE FROM RELATED PARTIES
Schedule of amounts due from related parties

		At December 31,
	Notes	2017	2018
		Thousand USD	Thousand USD
Current:
Trade
8180792 Canada Inc.	b	—	6
China New Era	a	3,334	3,165
Less: allowance for doubtful debts	a, 34	(1,970)	(1,744)
		1,364	1,427
Non-Trade
China New Era	a	359	342
Su Weili	d	15,220	14,889
Less: allowance for doubtful debts	a, 34	(230)	(230)
		15,349	15,001
		16,713	16,428
Non-Current:
Trade
RisenSky Solar (defined in Note 22) and its subsidiaries		1,247	—
		1,247	—
Non-Trade
RisenSky Solar (defined in Note 22) and its subsidiaries	c	4,385	5,050
		5,632	5,050

Notes:

(a)

Sky Solar Holdings is able to exercise significant influence over China New Era through its 49% ownership interest and participation on the board. In addition, certain key management of the Group acts as legal representatives of the solar plant entities controlled by China New Era. China New Era is therefore an associate of Sky Solar Holdings and considered as a related party of the Group.

The balance is accounted for as at amortized cost. Included in the balance amount due from China New Era as of December 31, 2017 and December 31, 2018, an allowance for doubtful debt of USD 2.2 million and USD 2.0 million are provided for receivables respectively for which they have defaulted on payment obligation. The company has entered a settlement agreement with China New Era on March 19, 2019, and has received the total net USD 1.5 million on March 28, 2019, after which the balance amount due from China New Era is nil.

Movements in the allowance for doubtful debts of amounts due from related parties during the periods presented are as follows:

	At December 31,
	2017	2018
	Thousand USD	Thousand USD
Balance at beginning of year	2,200	2,200
Reversal of provision	—	(116)
Exchange differences	—	(110)
Balance at end of the year	2,200	1,974

Refer to Note 34 for a detailed analysis of how the impairment requirements of IFRS 9 are applied.

(b)	8180792 Canada Inc. is controlled by 1091187 B.C, Ltd (“1091187”), an equity investee in which the Group holds 75% equity interest. (Note 22) The balance is accounted for as at amortized cost.
(c)

Included in the balance was a carrying amount of USD 4.4 million and as USD 5.0 million at December 31, 2017 and 2018, respectively, which carried interest at 3.0% per annum. The balance is accounted for as FVTPL. The effect of initially applying IFRS 9 is described in Note 2.1.

(d)

In March 2019, Mr. Su entered a stock purchase agreement to sell all his ordinary shares of our Group in the form of ADSs to a Japan investor, and he paid back the amount due to the Group USD 14.9 million. The balance is accounted as FVTPL as at December 31, 2018.

Schedule of movements in the allowance for doubtful debts of amounts due from related parties

	At December 31,
	2017	2018
	Thousand USD	Thousand USD
Balance at beginning of year	2,200	2,200
Reversal of provision	—	(116)
Exchange differences	—	(110)
Balance at end of the year	2,200	1,974